CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Restricted cash	¥ 2,353,384	¥ 3,381,107
Accounts receivable and contract assets, allowance	261,496	299,265
Financial assets receivable, allowance	390,649	462,709
Amounts due from related parties, current, allowance	7,030	25,150
Loans receivable, net	26,714,428	24,604,487
Prepaid expenses and other assets	1,464,586	329,920
Accounts receivable and contract assets, net-noncurrent, allowance	10,540	21,411
Financial assets receivable, net-noncurrent, allowance	55,440	112,687
Amounts due from related parties, non current, allowance	5	630
Loans receivable, net-noncurrent	¥ 2,537,749	¥ 2,898,005
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	296,540,988	326,552,504
Ordinary shares, outstanding (in shares) | shares	283,981,320	315,226,128
Consolidated Trusts
Restricted cash	¥ 771,798	¥ 1,232,804
Loans receivable, net	6,956,948	9,318,315
Prepaid expenses and other assets	109,428	92,287
Loans receivable, net-noncurrent	¥ 631,575	¥ 268,215